Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Contingent Liabilities [Abstract]
Contingent Liabilities

NOTE 23 - CONTINGENT LIABILITIES

General Litigation:

The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business.  It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the consolidated financial position, results of operations and cash flows of the Company.